Loan Servicing - Mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation allowances
Mortgage servicing assets, net	$ 547,092	$ 552,827
Mortgage servicing rights
Mortgage servicing rights
Balance, beginning of year	552,827	645,067
Additions	78,824	87,579
Write-downs	0	(72,580)
Amortization	(84,559)	(107,239)
Balance at end of year	547,092	552,827
Valuation allowances
Balance at beginning of year	0	47,354
Additions due to decreases in market value	0	38,967
Reduction due to write-downs	0	(72,580)
Reduction due to payoff of loans	0	(13,741)
Balances at end of year	0	0
Mortgage servicing assets, net	547,092	552,827
Fair value disclosures
Fair value as of the beginning of the period	898,625	870,619
Fair value as of the end of the period	$ 857,016	$ 898,625